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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [x]; Amendment Number: 1

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Magnetar Financial LLC
Address: 1603 Orrington Avenue, 13th Floor
         Evanston, IL  60201

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Turro
Title: Chief Compliance Officer
Phone: 847-905-4690

Signature, Place, and Date of Signing:


/s/ Michael Turro                       Evanston, IL             August 15, 2011
-------------------------------------   ----------------------   ---------------
[Signature]                             [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            7
Form 13F Information Table Value Total:     $381,966
                                          (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------- --------- -------- ----------------- ---------- -------- -------------------
                                                                                                  VOTING AUTHORITY
                              TITLE OF             VALUE  SHRS OR  SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER                  CLASS    CUSIP   [x$1000] PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
--------------                -------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
*ALPHA NATURAL RESOURCES INC  COM      02076X102   41,882   705433 SH       SOLE                 705433
*MASSEY ENERGY COMPANY        COM      576206106   44,434   650000 SH  PUT  SOLE                 650000
*SMURFIT-STONE CONTAINER CORP COM      83272A104   78,443  2029573 SH       SOLE                2029573
*TALECRIS BIOTHERAPEUTICS HLD COM      874227101  126,753  4729599 SH       SOLE                4729599
*TALECRIS BIOTHERAPEUTICS HLD COM      874227101    9,460   353000 SH  PUT  SOLE                 353000
*ROCK-TENN CO                 CL A     772739207   14,661   211400 SH  CALL SOLE                 211400
*PRIDE INTL INC DEL           COM      74153Q102   66,333  1544424 SH       SOLE                1544424